NOTES PAYABLE (Details Narrative)																																3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	May 10, 2022 USD ($)	Feb. 21, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 28, 2021 USD ($)	Sep. 13, 2021 shares	Sep. 07, 2021 USD ($)	Apr. 02, 2021 USD ($)	Feb. 05, 2021 USD ($) shares	Feb. 04, 2021 USD ($)	Jan. 12, 2021 USD ($) shares	Dec. 18, 2020 USD ($) d	Nov. 10, 2020 USD ($) d	Oct. 14, 2020 USD ($) $ / shares shares	Sep. 10, 2020 USD ($) d	Aug. 17, 2020 USD ($) $ / shares shares	Jul. 15, 2020 USD ($) d	Jul. 06, 2020 USD ($) $ / shares shares	May 04, 2020 USD ($)	Mar. 17, 2020 $ / shares shares	Mar. 11, 2020 USD ($)	Feb. 19, 2020 USD ($) d	Feb. 04, 2020 $ / shares shares	Feb. 03, 2020 $ / shares shares	Jan. 30, 2020 USD ($) $ / shares shares	Jan. 21, 2020 $ / shares shares	Jan. 08, 2020 USD ($) d	Oct. 30, 2019 USD ($) d	Nov. 06, 2017 USD ($)	May 24, 2017 USD ($) d	May 05, 2017 USD ($) d	Sep. 11, 2015 USD ($)	Mar. 31, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 27, 2021 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2015 USD ($)	Nov. 11, 2013	Sep. 06, 2013 USD ($)
Debt Instrument [Line Items]
Short-term note payable			$ 2,498,076																													$ 2,512,056			$ 2,442,154					$ 2,498,076	$ 2,442,154
Shares issued | shares		15,035,000			1,100,630																				300,000,000															9,833,750
Shares Issued, Price Per Share | $ / shares		$ 0.08	$ 0.08																						$ 0.03															$ 0.08
Debt realized gain (loss)																																					$ 22,221
Professional Fees																																$ 64,853		$ 45,742						$ 155,241	111,318
Convertible note payable			$ 1,193,341																																$ 541,426					$ 1,193,341	$ 541,426
Common stock, par value | $ / shares			$ 0.001																													$ 0.001	$ 0.001		$ 0.001					$ 0.001	$ 0.001
Debt unamortized debt discount			$ 26,919																																$ 170,438					$ 26,919	$ 170,438
Common Stock [Member]
Debt Instrument [Line Items]
Short-term note payable																								$ 36,500																			$ 36,500
Shares issued | shares																			833,333			2,000,000	3,690,000	1,700,000	4,523,333									44,213,053						44,249,336	43,762,272
Shares Issued, Price Per Share | $ / shares																			$ 0.03			$ 0.04	$ 0.03
Accrued interest																								$ 19,721
Common stock, par value | $ / shares																								$ 0.02
Payroll Protection Loan [Member]
Debt Instrument [Line Items]
Debt interest rate									1.00%									1.00%
Loans payable									$ 89,200									$ 110,700
Debt maturity date									Feb. 04, 2023									May 04, 2022
Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest rate						10.00%
Debt maturity date						Sep. 07, 2022
Notes Payable						$ 226,345																										$ 119,142
Debt Instrument, Debt Default, Description of Notice of Default						default interest rate of 22%
Repayments of Notes Payable						$ 23,828
Professional Fees						$ 23,345
One Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest rate				10.00%
Notes Payable				$ 142,720																												75,015
Debt Instrument, Debt Default, Description of Notice of Default				default interest rate of 22%
Repayments of Notes Payable				$ 15,003
Professional Fees				$ 14,720
Two Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest rate	10.00%
Notes Payable	$ 170,600																															170,060
Debt Instrument, Debt Default, Description of Notice of Default	default interest rate of 22
Repayments of Notes Payable	$ 18,766
Professional Fees	$ 17,060
Nine-Month Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate											11.00%	11.00%																	12.00%	12.00%
Debt maturity date											Dec. 18, 2021	Nov. 10, 2021
Convertible note payable											$ 83,500	$ 53,000																	$ 32,000	$ 78,000
Debt conversion percentage											65.00%	65.00%																	58.00%	61.00%
Debt trading days | d											15	15																	15	15
Debt discount																				$ 56,000																			$ 7,000
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																					12.00%					12.00%	12.00%
Debt maturity date																					Feb. 19, 2021					Jan. 08, 2021	Oct. 30, 2020
Convertible note payable																					$ 53,000					$ 103,000	$ 103,000
Debt conversion percentage																					65.00%					65.00%	65.00%
Debt trading days | d																					15					15	15
Fair value of convertible feature																										$ 87,560
Debt discount																										$ 87,560
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																12.00%
Debt maturity date																Jul. 15, 2021
Convertible note payable																$ 128,000
Debt conversion percentage																65.00%
Debt trading days | d																15
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt interest rate														11.00%
Debt maturity date														Jul. 15, 2021
Convertible note payable														$ 63,000
Debt conversion percentage														65.00%
Debt trading days | d														15
Heat Recovery Solutions [Member]
Debt Instrument [Line Items]
Short-term note payable																																												$ 200,000
Debt principal amount																															$ 1,400,000
Pension liability																															100,000
Total liability in connection with acquisition.																															$ 1,500,000
Debt payment description																															(a) $200,000 in principal on December 31, 2015 and (b) thereafter, the remaining principal amount of $1,200,000, together with interest thereon, payable in equal quarterly instalments of principal and interest of $157,609, commencing on December 31, 2016 and continuing until December 31, 2019, at which time the remaining unpaid principal amount of this note and all accrued and unpaid interest thereon shall be due and payable in full
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																												14.00%
Convertible note payable			91,600																													91,600								$ 91,600
Debt principal payments of debt																												$ 116,600
Maturity date, description																												February 21st of 2018
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable One [Member]
Debt Instrument [Line Items]
Debt interest rate																												14.00%
Convertible note payable			95,685																																					95,685
Debt principal payments of debt																												$ 95,685				95,685
Maturity date, description																												February 26th, 2018
Universal Scope Inc [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																																										2.00%
Convertible note payable																																										$ 650,000
Debt conversion price | $ / shares																																										$ 0.06
Accounts Receivable Financing Agreement [Member] | American Interbanc [Member]
Debt Instrument [Line Items]
Short-term note payable			1,169,638																													1,153,956			1,680,350					1,169,638	$ 1,680,350
Debt interest rate																																													2.50%
Financing Agreement [Member] | D H N Capital L L C [Member]
Debt Instrument [Line Items]
Accrued fees							$ 275,000.00
Accrual rate							2.25%
Financing Agreement [Member] | D H N Capital L L C [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum monthly payment							$ 50,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Stock issued for redemption, shares | shares								1,100,000		697,861
Cashless warrants								$ 44,000		$ 27,914
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Debt Instrument [Line Items]
Accrued interest			6,429																																						6,429
Debt principal amount			$ 164,800																																164,800					$ 164,800	$ 164,800
Debt converted in stock, shares | shares			14,035,202																																						14,035,202
Debt converted in stock, amount			$ 171,229																																						$ 171,229
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate															8.00%
Debt principal amount															$ 103,000
Debt principal payments of debt															19,211
Debt discount															$ 17,861																		$ 3,234					$ 14,627
Warrants to purchase | shares															1,500,000
Common stock, par value | $ / shares															$ 0.001
Restricted shares of common stock | shares															1,000,000		1,000,000
Debt unamortized debt discount															$ 3,000																	0			14,267						14,267
Debt conversion price | $ / shares															$ 0.02
Restricted shares of common stock | shares															(1,000,000)		(1,000,000)
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Shares Issued, Price Per Share | $ / shares															$ 0.001
Debt interest rate															8.00%		8.00%
Debt principal amount															$ 103,000		$ 164,800
Debt principal payments of debt															19,211		19,211
Debt discount															$ 3,000		$ 17,861																			$ 3,234		$ 14,627
Warrants to purchase | shares																	1,500,000
Common stock, par value | $ / shares															$ 0.001		$ 0.001
Restricted shares of common stock | shares															1,000,000		1,000,000
Debt unamortized debt discount															$ 17,861		$ 4,800															$ 0			14,267	$ 14,267			$ 14,267		14,267
Debt conversion price | $ / shares															$ 0.02		$ 0.02
Restricted shares of common stock | shares															(1,000,000)		(1,000,000)
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate													8.00%
Debt principal amount													$ 168,000
Debt principal payments of debt													24,282
Debt discount													$ 24,282																					$ 19,093
Warrants to purchase | shares													1,500,000
Common stock, par value | $ / shares													$ 0.001
Restricted shares of common stock | shares													1,250,000
Debt unamortized debt discount													$ 8,000																						0						0
Debt conversion price | $ / shares													$ 0.02
Stock issued for redemption, shares | shares										697,861
Cashless warrants										$ 27,914
Restricted shares of common stock | shares													(1,250,000)
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Shares Issued, Price Per Share | $ / shares													$ 0.001
Debt principal amount													$ 168,000
Debt discount																																			5,189
Warrants to purchase | shares													1,500,000
Restricted shares of common stock | shares													1,250,000
Debt unamortized debt discount																																			$ 19,093						$ 19,093
Stock issued for redemption, shares | shares										697,861
Cashless warrants										$ 27,914
Restricted shares of common stock | shares													(1,250,000)
Individual Counterparty [Member]
Debt Instrument [Line Items]
Short-term note payable																								$ 36,500																			$ 36,500			$ 50,000
Fixed fee amount																																														$ 3,500
Shares issued | shares																								1,700,000
Shares Issued, Price Per Share | $ / shares																								$ 0.02
Accrued interest																								$ 19,721
Debt realized gain (loss)																																					$ 22,221